Dividends (Details)							3 Months Ended		6 Months Ended
	Jun. 26, 2024 USD ($)	Jun. 26, 2024 EUR (€)	Apr. 23, 2024 $ / shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Feb. 20, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Dividends
Cash dividends on preferred shares declared and paid							$ 6,000,000	$ 6,000,000	$ 12,000,000	$ 12,000,000
Total dividends paid							66,000,000	65,000,000	132,000,000	131,000,000
Dividend Installment One
Dividends
Cash dividend paid per ordinary share | $ / shares						$ 0.10
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid				$ 6,000,000	€ 6,000,000				6,000,000	6,000,000
Dividend rate (as a percentage)						9.00%
Dividend Installment One | Ordinary shares
Dividends
Cash dividends on ordinary shares declared and paid				$ 60,000,000					60,000,000	60,000,000
Dividend Installment Two
Dividends
Cash dividend paid per ordinary share | $ / shares			$ 0.10
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid	$ 6,000,000	€ 6,000,000					6,000,000	6,000,000	6,000,000	6,000,000
Dividend rate (as a percentage)			9.00%
Dividend Installment Two | Ordinary shares
Dividends
Cash dividends on ordinary shares declared and paid	$ 60,000,000						$ 60,000,000	$ 59,000,000	$ 60,000,000	$ 59,000,000